Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (299,567)	¥ (293,672)
Total Loans, net	[1]	122,790,958	118,265,202
Loans held for sale		100,889	88,927
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		72,435,938	69,874,765
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		12,158,642	11,703,428
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		913,180	977,892
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		11,175,130	10,911,240
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		2,503,446	2,684,355
Domestic [Member] | Wholesale and Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		7,891,364	8,345,481
Domestic [Member] | Banks and Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	5,146,932	4,329,964
Domestic [Member] | Communication and Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,509,858	1,527,811
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		14,739,826	12,674,004
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		16,397,560	16,720,590
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		50,654,587	48,684,109
Total Loans, net		50,359,697	48,404,292
Foreign [Member] | Governments and Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,125,031	1,052,051
Foreign [Member] | Banks and Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	13,654,335	11,973,021
Foreign [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		30,056,474	29,593,255
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		¥ 5,818,747	¥ 6,065,782

[1]	The above table includes loans held for sale of ¥88,927 million and ¥100,889 million at March 31, 2015 and 2016, respectively, which are carried at the lower of cost or fair value.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.